Note 13 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2025	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	30,297	—	30,297
Totals	$30,297	$—	$30,297
Fiscal year ended October 31, 2024	Current	Deferred	Total
U.S. Federal	$830	$—	$830
State	19,872	—	19,872
Totals	$20,702	$—	$20,702

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2025	2024
“Expected” income tax benefit	$(299,157)	$(879,797)
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefi	(15,062)	(68,711)
Excess tax benefit (expense) related to share-based compensation	(26,116)	32,023
Meals and entertainment	17,563	14,863
Other differences, net	7,343	11,634
Change in valuation allowance	345,726	910,690
Reported income tax expense	$30,297	$20,702

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2025	2024
Deferred tax assets:
Accounts receivable, due to allowances for credit losses and sales returns	$35,217	$38,782
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,234,048	1,223,072
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	121,912	38,204
Share-based compensation expense	76,330	74,422
Section 163(j) interest	460,091	248,890
Research and experimental expenditures, due to capitalization for tax purposes	196,749	152,950
Net operating loss carryforwards	3,013,309	3,025,852
Plant and equipment, due to differences in depreciation and capital gain recognition	61,332	54,413
Other	12,348	9,025
Total gross deferred tax assets	5,211,336	4,865,610
Valuation allowance	(5,211,336)	(4,865,610)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2025	2024
Unrecognized tax benefits balance at beginning of year	$27,977	$28,194
Gross increases (decreases) for tax positions of prior years	8,524	(1,768)
Gross increases for current year tax positions	—	1,551
Unrecognized tax benefits balance at end of year	$36,501	$27,977